Other income, gains or loss - net - Government grants and tax rebates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income Gains Or Losses [Line items]
Government grants	¥ 44,202	¥ 7,397
Tax rebates	19,425	10,398
Gain Loss On Government Grants and Tax Rebates	63,627	17,795
Technology Development Incentives [Member]
Other Income Gains Or Losses [Line items]
Government grants	25,425
Epidemic Subsidies [Member]
Other Income Gains Or Losses [Line items]
Government grants	4,000
Operation Subsidies [Member]
Other Income Gains Or Losses [Line items]
Government grants	¥ 14,777	¥ 7,397